Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Changes in Provisions
Changes in provisions for the years ended December 31, 2022 and 2023, are as follows:

	2022
(in millions of Korean won)	Litigation		Restoration cost		Others		Total
Beginning balance	￦	80,165	￦	107,358	￦	69,874	￦	257,397
Increase (Transfer)		6,005		13,027		5,847		24,879
Usage		(6,155)		(8,143)		(15,783)		(30,081)
Reversal		(43,686)		(3,685)		(4,418)		(51,789)
Others		—		405		(445)		(40)

Ending balance	￦	36,329	￦	108,962	￦	55,075	￦	200,366

Current		34,730		19,918		54,485		109,133
Non-current	￦	1,599	￦	89,044	￦	590	￦	91,233

	2023
(in millions of Korean won)	Litigation		Restoration cost		Others		Total
Beginning balance	￦	36,329	￦	108,962	￦	55,075	￦	200,366
Increase (Transfer)		592		26,381		10,656		37,629
Usage		(7,179)		(1,138)		(6,391)		(14,708)
Reversal		(35)		(653)		(2,096)		(2,784)
Scope change		—		—		(177)		(177)
Others		—		(393)		2,290		1,897

Ending balance	￦	29,707	￦	133,159	￦	59,357	￦	222,223

Current	￦	29,130	￦	26,945	￦	59,134	￦	115,209
Non-current		577		106,214		223		107,014